GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Goodwill [Line Items]
Balance as of January 1	$ 1,572		$ 1,572
Changes during year:
Additions	5,627	[1]	0	[1]
Balance as of December 31	$ 7,199		$ 1,572

[1]	In March 2014, the Company acquired Xora, Inc. For further details see Note 1.